Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Tax-Aware Overlay B Portfolio

December 31, 2023 (unaudited)

	Principal Amount (000)		U.S. $ Value

MUNICIPAL OBLIGATIONS – 70.6%
Long-Term Municipal Bonds – 70.6%
Alabama – 1.3%
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2021-B 4.00%, 12/01/2051	$	5,500	$5,490,402
Southeast Energy Authority A Cooperative District (Royal Bank of Canada) Series 2023-B 5.00%, 01/01/2054		1,000	1,067,328
Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group, Inc.) Series 2023-A 5.25%, 01/01/2054		1,100	1,170,614

			7,728,344

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 6.50%, 09/01/2028(a)		400	424,618

Arizona – 1.5%
Arizona Industrial Development Authority (Equitable School Revolving Fund LLC Obligated Group) Series 2020 4.00%, 11/01/2037		1,100	1,121,298
4.00%, 11/01/2038		600	608,918
4.00%, 11/01/2039		750	758,120
5.00%, 11/01/2035		850	940,980
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2052		2,000	2,080,110
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.062%, 07/01/2029		1,000	880,929
2.442%, 07/01/2032		2,250	1,890,472
City of Tempe AZ (City of Tempe AZ COP) Series 2021 2.171%, 07/01/2033		1,475	1,167,580

			9,448,407

California – 5.9%
California Community Choice Financing Authority (American International Group, Inc.) Series 2023-D 5.50%, 05/01/2054		1,000	1,077,406
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054		3,070	3,247,512

	Principal Amount (000)		U.S. $ Value

California Community Choice Financing Authority (Morgan Stanley) Series 2023 5.215% (SOFR + 1.63%), 07/01/2053(b)	$	1,000	$1,000,002
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021-A 4.00%, 08/01/2047(a)		2,585	2,076,068
California Infrastructure & Economic Development Bank (DesertXpress Enterprises LLC) Series 2023 3.65%, 01/01/2050(a)		3,980	3,975,638
California Municipal Finance Authority (Waste Management, Inc.) Series 2019-A 2.40%, 10/01/2044		4,710	4,360,894
California State University Series 2021-B 2.374%, 11/01/2035		1,000	780,564
City of Los Angeles CA Series 2023 5.00%, 06/27/2024		2,500	2,525,156
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.60%, 05/01/2047(a)		1,800	1,352,300
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2046(a)		1,000	762,672
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 3.50%, 10/01/2046(a)		1,500	1,145,498
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.375%, 07/01/2043(a)		800	640,994
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 3.50%, 05/01/2047(a)		1,700	1,357,074
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A 3.10%, 07/01/2045(a)		600	450,044

	Principal Amount (000)		U.S. $ Value

Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 4.348% (LIBOR 3 Month + 0.57%), 06/01/2039(b)	$	3,675	$3,178,080
San Francisco Intl Airport Series 2019-H 5.00%, 05/01/2024 (Pre-refunded/ETM)		3,755	3,777,718
State of California
Series 2014 5.00%, 10/01/2029		50	50,686
Series 2015 5.00%, 03/01/2026		2,085	2,142,434
Series 2023 6.00%, 03/01/2033		1,000	1,094,834
University of California Series 2023-B 5.00%, 05/15/2042		1,000	1,163,620

			36,159,194

Colorado – 2.3%
Centerra Metropolitan District No. 1 Series 2017 5.00%, 12/01/2029(a)		2,177	2,177,804
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2033		845	924,316
5.00%, 08/01/2036		8,975	9,677,968
Johnstown Plaza Metropolitan District Series 2022 4.25%, 12/01/2046		564	464,234
Vauxmont Metropolitan District AGM Series 2019 3.25%, 12/15/2050		173	147,637
AGM Series 2020 5.00%, 12/01/2024		115	116,880
5.00%, 12/01/2027		105	113,476
5.00%, 12/01/2033		110	123,088
5.00%, 12/01/2050		100	105,620

			13,851,023

Connecticut – 2.0%
City of Bridgeport CT Series 2017-A 5.00%, 11/01/2027		1,735	1,868,496
5.00%, 11/01/2029		1,890	2,040,116
5.00%, 11/01/2030		2,015	2,169,588
5.00%, 11/01/2031		1,335	1,436,178
Series 2017-C 5.00%, 08/15/2025		1,000	1,031,686
Connecticut State Health & Educational Facilities Authority (Yale University) Series 2023-A 2.80%, 07/01/2048		3,380	3,382,482

			11,928,546

	Principal Amount (000)		U.S. $ Value

District of Columbia – 0.5%
District of Columbia Income Tax Revenue Series 2024-A 5.00%, 10/01/2035(c)	$	1,000	$1,222,035
Metropolitan Washington Airports Authority Aviation Revenue Series 2018-A 5.00%, 10/01/2030		1,910	2,064,310

			3,286,345

Florida – 3.4%
Capital Trust Agency, Inc. (Franklin Academy Series 2020 Obligated Group) Series 2020 4.00%, 12/15/2024(a)		385	381,142
City of South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group) Series 2017 5.00%, 08/15/2027		3,550	3,810,558
County of Osceola FL Transportation Revenue Series 2020-A Zero Coupon, 10/01/2030		100	74,462
Zero Coupon, 10/01/2032		100	68,172
Zero Coupon, 10/01/2034		100	61,918
County of Pasco FL (H Lee Moffitt Cancer Center & Research Institute Obligated Group) Series 2023 5.00%, 07/01/2030(a)		1,000	1,119,768
Lakewood Ranch Stewardship District (Lakewood Ranch Stewardship District Country Club East Project) AGM Series 2020 2.50%, 05/01/2033		1,830	1,639,978
North Broward Hospital District Series 2017-B 5.00%, 01/01/2027		5,000	5,221,830
5.00%, 01/01/2031		3,590	3,814,570
5.00%, 01/01/2032		2,950	3,132,792
Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) Series 2020 5.00%, 06/01/2055		200	175,421
Polk County Industrial Development Authority (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(a)		950	962,902

			20,463,513

Georgia – 0.7%
City of Atlanta GA Department of Aviation Series 2021-A 5.00%, 07/01/2029		640	724,430
Series 2021-B 5.00%, 07/01/2029		600	679,154

	Principal Amount (000)		U.S. $ Value

Series 2021-C 5.00%, 07/01/2035	$	2,350	$2,633,098
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2028		180	193,813

			4,230,495

Guam – 0.0%
Territory of Guam Series 2019 5.00%, 11/15/2031		165	172,012

Illinois – 7.1%
Chicago Board of Education Series 2010 6.319%, 11/01/2029		1,000	1,001,232
Series 2019-B 5.00%, 12/01/2030		270	282,350
5.00%, 12/01/2031		310	322,364
5.00%, 12/01/2032		200	207,860
5.00%, 12/01/2033		160	166,118
Series 2022-B 4.00%, 12/01/2041		1,000	922,772
Series 2023 5.25%, 04/01/2039		1,000	1,083,678
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 5.00%, 09/01/2026		100	99,994
5.00%, 09/01/2027		100	100,392
5.00%, 09/01/2029		100	100,482
5.00%, 09/01/2032		100	100,042
5.00%, 09/01/2033		200	199,230
5.00%, 09/01/2034		100	98,854
Illinois Finance Authority (Memorial Health Obligated Group) Series 2019 5.00%, 04/01/2030		3,020	3,281,274
5.00%, 04/01/2031		2,450	2,654,286
5.00%, 04/01/2032		1,725	1,865,044
Illinois Finance Authority (OSF Healthcare System Obligated Group) Series 2018-A 5.00%, 05/15/2032		7,130	7,573,228
5.00%, 05/15/2033		6,775	7,179,158
State of Illinois Series 2017-A 5.00%, 12/01/2025		3,810	3,942,576
Series 2017-D 5.00%, 11/01/2024		12,010	12,183,540

			43,364,474

Indiana – 0.9%
City of Whiting IN (BP PLC) Series 2023 4.40%, 11/01/2045		2,000	2,055,918

	Principal Amount (000)		U.S. $ Value

Indiana Finance Authority (Indiana University Health, Inc. Obligated Group) Series 2015 4.00%, 12/01/2040	$	3,000	$2,948,897
Indiana Finance Authority (Ohio Valley Electric Corp.) Series 2021-B 2.50%, 11/01/2030		330	300,056

			5,304,871

Iowa – 0.2%
Iowa Finance Authority (Iowa Fertilizer Co., LLC) Series 2022 4.00%, 12/01/2050		1,000	1,012,705

Kansas – 0.3%
Kansas Development Finance Authority (State of Kansas Department of Administration Lease) Series 2021-K 1.149%, 05/01/2026		2,000	1,847,775

Kentucky – 3.8%
City of Ashland KY (Royal Blue Health LLC Obligated Group) Series 2019 5.00%, 02/01/2026		225	231,162
5.00%, 02/01/2027		240	250,756
5.00%, 02/01/2030		155	169,091
5.00%, 02/01/2031		195	208,830
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017-A 5.00%, 06/01/2026		4,265	4,354,094
5.00%, 06/01/2031		6,195	6,416,198
Kentucky Public Energy Authority (BP PLC) Series 2020-A 4.00%, 12/01/2050		6,370	6,335,644
Kentucky Public Energy Authority (Morgan Stanley) Series 2018-C 4.00%, 12/01/2049		5,000	5,008,916

			22,974,691

Louisiana – 0.9%
Louisiana Local Government Environmental Facilities & Community Development Auth (Louisiana Utilities Restoration Corp. ELL System Restoration Revenue) Series 2023-ELL, Class A1 5.081%, 06/01/2031		1,293	1,302,427
Louisiana Local Government Environmental Facilities & Community Development Auth (St James Place of Baton Rouge) Series 2015-A 6.00%, 11/15/2030		1,550	1,552,028

	Principal Amount (000)		U.S. $ Value

Parish of St. James LA (NuStar Logistics LP) Series 2020 6.10%, 06/01/2038(a)	$	515	$564,628
6.10%, 12/01/2040(a)		500	548,182
Parish of St. John the Baptist LA (Marathon Oil Corp.) Series 2019 2.10%, 06/01/2037		1,570	1,548,774

			5,516,039

Michigan – 3.4%
City of Detroit MI Series 2018 5.00%, 04/01/2026		1,200	1,231,696
5.00%, 04/01/2028		2,475	2,617,458
Michigan Finance Authority (City of Detroit MI Income Tax) Series 2015 4.50%, 10/01/2029		900	904,782
Michigan Finance Authority (Great Lakes Water Authority Sewage Disposal System Revenue) AGM Series 2014 5.00%, 07/01/2024		10,115	10,192,510
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-A 3.267%, 06/01/2039		1,000	919,180
Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project) Series 2018 5.00%, 06/30/2033		1,090	1,158,852
South Lyon Community Schools Series 2016 5.00%, 05/01/2028		3,640	3,819,004

			20,843,482

Mississippi – 0.2%
Mississippi Development Bank (Magnolia Regional Health Center) Series 2021 4.00%, 10/01/2035(a)		1,100	1,052,950

Missouri – 0.3%
City of Kansas City MO (City of Kansas City MO Lease) Series 2022 5.00%, 09/01/2038		1,500	1,677,428
Howard Bend Levee District XLCA Series 2005 5.75%, 03/01/2025		185	187,068
5.75%, 03/01/2027		155	158,642

			2,023,138

	Principal Amount (000)		U.S. $ Value

Nevada – 0.2%
State of Nevada Department of Business & Industry (DesertXpress Enterprises LLC) Series 2023 3.70%, 01/01/2050(a)	$	450	$449,524
8.125%, 01/01/2050(a)		520	529,573

			979,097

New Jersey – 4.7%
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029		1,185	1,187,182
New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group) Series 2017-A 5.00%, 07/01/2027		1,325	1,418,260
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2018-A 5.00%, 06/15/2024		2,750	2,771,980
5.00%, 06/15/2029		1,630	1,713,654
5.00%, 06/15/2030		1,675	1,760,108
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2018-A 5.00%, 12/15/2029		160	177,056
Series 2019-B 5.00%, 06/15/2034		1,570	1,722,272
Series 2019-BB1 5.00%, 06/15/2034		1,250	1,371,235
New Jersey Turnpike Authority Series 2021-B 1.713%, 01/01/2029		1,225	1,071,366
AGM Series 2005-D3 5.25%, 01/01/2026		11,070	11,596,720
Tobacco Settlement Financing Corp./NJ Series 2018-A 5.00%, 06/01/2028		3,450	3,709,782

			28,499,615

New York – 9.0%
City of New York NY Series 2021 1.396%, 08/01/2027		3,385	3,045,334
Series 2021-A 4.00%, 08/01/2035		2,500	2,705,676
Metropolitan Transportation Authority Series 2016-A 5.00%, 11/15/2028		1,540	1,609,638
Series 2017-C 5.00%, 11/15/2029		1,735	1,885,232
Series 2020-C 5.25%, 11/15/2055		1,355	1,435,978

	Principal Amount (000)		U.S. $ Value

New York City Transitional Finance Authority Future Tax Secured Revenue Series 2014-B 5.00%, 02/01/2027 (Pre-refunded/ETM)	$	5,275	$5,300,294
5.00%, 11/01/2027		3,350	3,368,502
5.00%, 02/01/2028 (Pre-refunded/ETM)		2,000	2,009,590
5.00%, 11/01/2028		6,000	6,031,166
5.00%, 02/01/2029 (Pre-refunded/ETM)		2,500	2,511,988
5.00%, 11/01/2029		1,155	1,160,620
Series 2014-C 5.00%, 11/01/2028		10,665	10,720,400
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.375%, 11/15/2040(a)		100	100,122
New York Liberty Development Corp. (One Bryant Park LLC) Series 2019 2.45%, 09/15/2069		855	794,886
2.80%, 09/15/2069		2,370	2,154,308
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2014-C 5.00%, 03/15/2029		2,340	2,347,660
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 4.00%, 01/01/2036		265	253,424
Series 2020 4.00%, 10/01/2030		4,000	3,926,880
New York Transportation Development Corp. (JFK International Air Terminal LLC) Series 2022 5.00%, 12/01/2040		1,000	1,068,286
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.411%, 05/15/2034		3,000	2,406,432

			54,836,416

Ohio – 3.4%
American Municipal Power, Inc. (American Municipal Power Prairie State Energy Campus Revenue) Series 2019 5.00%, 02/15/2035		5,260	5,902,210
5.00%, 02/15/2036		3,085	3,443,572
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2025		1,500	1,521,374
5.00%, 02/15/2028		4,000	4,147,666
County of Montgomery OH (Dayton Children’s Hospital Obligated Group) Series 2021 5.00%, 08/01/2034		1,150	1,292,320

	Principal Amount (000)		U.S. $ Value

County of Washington OH (Marietta Area Health Care, Inc. Obligated Group) Series 2022 6.375%, 12/01/2037	$	1,000	$1,056,776
Ohio Higher Educational Facility Commission (Ashtabula County Medical Center Obligated Group) Series 2022 5.00%, 01/01/2034		360	395,176
5.25%, 01/01/2035		750	835,428
5.25%, 01/01/2038		1,110	1,197,008
5.25%, 01/01/2039		780	835,256

			20,626,786

Oklahoma – 0.8%
Comanche County Memorial Hospital Series 2015 5.00%, 07/01/2026		1,000	1,001,612
5.00%, 07/01/2028		1,000	1,002,054
5.00%, 07/01/2029		1,000	1,002,164
Oklahoma Development Finance Authority Series 2022 4.38%, 11/01/2045		1,000	954,046
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2022-A 5.50%, 08/15/2037		1,000	1,026,256

			4,986,132

Other – 0.7%
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FHLMC Multifamily VRD Certificates) 2.65%, 06/15/2035(a)		4,730	3,986,597

Pennsylvania – 3.4%
Allegheny County Sanitary Authority BAM Series 2013 5.00%, 12/01/2024		3,105	3,109,784
5.00%, 12/01/2025		4,365	4,370,642
City of Philadelphia PA Water & Wastewater Revenue Series 2020-A 5.00%, 11/01/2037		685	759,930
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 5.125%, 07/01/2025		1,095	1,057,230
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Department of Transportation) Series 2022 5.50%, 06/30/2041		3,300	3,605,326

	Principal Amount (000)		U.S. $ Value

Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2022-C 4.57% (MUNIPSA + 0.70%), 11/15/2047(b)	$	2,000	$1,975,998
Pennsylvania Turnpike Commission Series 2017 5.00%, 12/01/2030		2,540	2,743,462
Philadelphia Authority for Industrial Development (MaST Community Charter School III) Series 2021 5.00%, 08/01/2030		760	785,272
Pittsburgh Water & Sewer Authority AGM Series 2023-C 4.573% (SOFR + 0.80%), 09/01/2040(a) (b)		2,500	2,437,727

			20,845,371

Puerto Rico – 1.4%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024		2	1,924
Zero Coupon, 07/01/2033		325	202,916
4.00%, 07/01/2046		13	11,696
5.625%, 07/01/2027		1,053	1,113,866
Series 2022-C 0.00%, 11/01/2043		74	40,470
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2034		1,005	979,872
5.25%, 07/01/2036		1,110	1,114,226
5.25%, 07/01/2041		905	883,552
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031		1,010	1,003,828
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026(d) (e)		3,315	2,320,500
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2024		578	566,644

			8,239,494

South Carolina – 2.6%
Patriots Energy Group Financing Agency (Royal Bank of Canada) Series 2018-A 4.00%, 10/01/2048 (Pre-refunded/ETM)		7,390	7,393,763
Series 2023 5.25%, 02/01/2054		5,000	5,444,904
South Carolina Public Service Authority Series 2021-B 4.00%, 12/01/2038		3,000	3,050,744

			15,889,411

Tennessee – 1.1%
Metropolitan Nashville Airport Authority (The) Series 2019-B 5.00%, 07/01/2032		1,205	1,324,973

	Principal Amount (000)		U.S. $ Value

Tennessee Energy Acquisition Corp. (Goldman Sachs Group, Inc. (The)) Series 2023-A 5.00%, 05/01/2053	$	5,000	$5,219,752

			6,544,725

Texas – 1.1%
City of Corpus Christi TX Utility System Revenue Series 2015 5.00%, 07/15/2024		1,290	1,303,016
Series 2015-C 5.00%, 07/15/2026		1,030	1,065,824
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029		375	375,034
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017-A 5.00%, 10/15/2028		1,100	1,146,225
Port Beaumont Navigation District (Jefferson Railport Terminal II LLC) Series 2020 3.625%, 01/01/2035(a)		300	247,500
Via Metropolitan Transit (Via Metropolitan Transit Sales Tax) Series 2017 5.00%, 07/15/2024		2,580	2,605,622

			6,743,221

Virginia – 0.2%
Virginia Small Business Financing Authority (95 Express Lanes LLC) Series 2022 5.00%, 07/01/2038		1,120	1,186,511

Washington – 3.8%
Franklin County School District No. 1 Pasco Series 2015 5.00%, 12/01/2025		8,615	8,776,450
Port of Seattle WA Series 2018-B 5.00%, 05/01/2026		4,925	5,111,514
5.00%, 05/01/2027		5,340	5,640,578
Spokane County School District No. 81 Spokane Series 2012 3.00%, 12/01/2031		2,000	1,995,898
Washington State Convention Center Public Facilities District (Washington State Convention Center Public Facilities District Hotel Occupancy Tax) Series 2021 4.00%, 07/01/2031		1,650	1,642,315

			23,166,755

	Principal Amount (000)		U.S. $ Value

West Virginia – 0.5%
Tobacco Settlement Finance Authority/WV Series 2020 4.875%, 06/01/2049	$	3,000	$2,829,062

Wisconsin – 2.9%
State of Wisconsin Series 2021-2 5.00%, 05/01/2035		750	862,884
Wausau School District Series 2022 5.00%, 03/01/2031		2,180	2,481,424
Wisconsin Department of Transportation (Wisconsin Department of Transportation Vehicle Fee Revenue) Series 2024-1 5.00%, 07/01/2031(c)		1,765	2,077,170
Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Obligated Group) Series 2023 5.00%, 08/15/2054		1,000	1,043,266
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-A 5.00%, 01/01/2024		3,245	3,245,000
Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.50%, 02/01/2042(a)		1,400	1,429,732
Wisconsin Public Finance Authority (Queens University of Charlotte) Series 2022 5.25%, 03/01/2042		1,000	1,046,222
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2021 4.00%, 02/01/2038		1,000	851,614
4.00%, 02/01/2040		1,000	831,084
Series 2022 5.00%, 02/01/2032		1,000	973,338
Wisconsin Public Finance Authority (UMA Education, Inc.) Series 2019 5.00%, 10/01/2025(a)		730	737,106
5.00%, 10/01/2026(a)		770	783,562
5.00%, 10/01/2027(a)		805	824,804
5.00%, 10/01/2028(a)		440	453,064
5.00%, 10/01/2029(a)		200	206,326

			17,846,596

Total Municipal Obligations (cost $439,251,156)			428,838,411

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 22.1%
Funds and Investment Trusts – 22.1%(f)
iShares Core MSCI EAFE ETF	976,669	$68,708,664
SPDR S&P 500 ETF Trust	138,170	65,673,583

Total Investment Companies (cost $93,125,550)		134,382,247

	Principal Amount (000)

COMMERCIAL MORTGAGE-BACKED SECURITIES – 2.7%
Agency CMBS – 0.1%
Federal Home Loan Mortgage Corp. Series 2021-ML10, Class ACA 2.046%, 06/25/2038	970	755,014

Non-Agency Fixed Rate CMBS – 2.6%
California Housing Finance Agency Series 2019-2, Class A 4.00%, 03/20/2033	2,127	2,162,612
Series 2021-1, Class A 3.50%, 11/20/2035	959	933,540
Series 2021-2, Class A 3.75%, 03/25/2035	2,918	2,883,470
Series 2021-2, Class X 0.841%, 03/25/2035(g)	1,943	96,472
City of Fort Wayne IN 10.75%, 12/01/2029(d) (e)	27	2
New Hampshire Business Finance Authority Series 2020-1, Class A 4.125%, 01/20/2034	1,692	1,673,032
Series 2022-1, Class A 4.375%, 09/20/2036	4,905	4,954,088
Series 2022-2 0.334%, 09/20/2036(g)	3,679	83,086
Series 2022-2, Class A 4.00%, 10/20/2036	1,969	1,933,080
Washington State Housing Finance Commission Series 2021-1, Class A 3.50%, 12/20/2035	962	917,339

		15,636,721

Total Commercial Mortgage-Backed Securities (cost $17,566,151)		16,391,735

GOVERNMENTS - TREASURIES – 1.2%
United States – 1.2%
U.S. Treasury Notes 2.625%, 02/15/2029(h) (cost $7,870,020)	7,796	7,348,948

	Principal Amount (000)		U.S. $ Value

CORPORATES - INVESTMENT GRADE – 1.0%
Industrial – 1.0%
Consumer Non-Cyclical – 1.0%
Baylor Scott & White Holdings Series 2021 0.827%, 11/15/2025	$	1,075	$988,366
1.777%, 11/15/2030		1,000	829,110
Novant Health, Inc. 2.637%, 11/01/2036 3,525			2,717,140
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031		2,000	1,351,760

Total Corporates - Investment Grade (cost $7,599,314)			5,886,376

ASSET-BACKED SECURITIES – 0.6%
Autos - Fixed Rate – 0.4%
Foursight Capital Automobile Receivables Trust Series 2023-1, Class A2 5.43%, 10/15/2026(a)		709	707,050
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(a)		1,694	1,702,516

Total Autos - Fixed Rate (cost $2,402,545)			2,409,566

Other ABS - Fixed Rate – 0.2%
Commonwealth of Massachusetts Series 2022-B 4.11%, 07/15/2031		1,507	1,494,538

Total Asset-Backed Securities (cost $3,909,313)			3,904,104

	Notional Amount

PURCHASED OPTIONS - PUTS – 0.5%
Options on Equity Indices – 0.5%
Euro STOXX 50 Index Expiration: Nov 2024; Contracts: 4,300; Exercise Price: EUR 3,650.00; Counterparty: UBS AG(e)	EUR	15,695,000	291,598
FTSE 100 Index Expiration: Dec 2024; Contracts: 900; Exercise Price: GBP 6,600.00; Counterparty: UBS AG(e)	GBP	5,940,000	113,158
Nikkei 225 Index Expiration: Nov 2024; Contracts: 61,000; Exercise Price: JPY 27,000.00; Counterparty: UBS AG(e)	JPY	1,647,000,000	249,845
S&P 500 Index Expiration: Dec 2024; Contracts: 33,200; Exercise Price: USD 3,950.00; Counterparty: UBS AG(e)	USD	131,140,000	2,392,262

Total Purchased Options - Puts (premium paid $3,611,125)			3,046,863

	Principal Amount (000)	U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 0.3%
Industrial – 0.3%
Communications - Media – 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/2034(a)	$ 1,546	$1,257,192

Consumer Non-Cyclical – 0.1%
Medline Borrower LP 3.875%, 04/01/2029(a)	586	530,037

Total Corporates - Non-Investment Grade (cost $2,131,963)		1,787,229

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.1%
Risk Share Floating Rate – 0.1%
Connecticut Avenue Securities Trust Series 2020-SBT1, Class 2M2 9.102% (SOFR + 3.76%), 02/25/2040(a) (b)	250	263,184
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C03, Class 2M2 8.352% (SOFR + 3.01%), 07/25/2024(b)	41	41,433
Series 2015-C03, Class 1M2 10.452% (SOFR + 5.11%), 07/25/2025(b)	28	28,878
Series 2016-C01, Class 1M2 12.202% (SOFR + 6.86%), 08/25/2028(b)	73	77,974
Series 2016-C02, Class 1M2 11.452% (SOFR + 6.11%), 09/25/2028(b)	33	34,434

Total Collateralized Mortgage Obligations (cost $346,228)		445,903

	Shares

SHORT-TERM INVESTMENTS – 0.1%
Investment Companies – 0.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.27%(f) (i) (j) (cost $324,785)	324,785	324,785

Total Investments – 99.2% (cost $575,735,605)(k)		602,356,601
Other assets less liabilities – 0.8%		4,890,334

Net Assets – 100.0%		$607,246,935

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	167	March 2024	$8,375,460	$(122,394)
FTSE 100 Index Futures	14	March 2024	1,384,155	26,347
MSCI Emerging Markets Futures	453	March 2024	23,413,305	1,106,992
Nikkei 225 (OSE) Futures	8	March 2024	1,897,872	18,962
Russell 2000 E-Mini Futures	107	March 2024	10,955,195	815,655
S&P 500 E-Mini Futures	368	March 2024	88,688,000	3,036,834
S&P Mid 400 E-Mini Futures	28	March 2024	7,866,600	422,492
TOPIX Index Futures	21	March 2024	3,523,830	39,540
U.S. T-Note 2 Yr (CBT) Futures	120	March 2024	24,709,688	252,711
U.S. T-Note 10 Yr (CBT) Futures	314	March 2024	35,447,656	1,236,540
U.S. Ultra Bond (CBT) Futures	85	March 2024	11,355,469	958,111
Sold Contracts
FTSE 100 Index Futures	121	March 2024	11,963,057	(265,625)
Hang Seng Index Futures	5	January 2024	548,505	(23,511)
MSCI Singapore IX ETS Futures	3	January 2024	65,399	(2,267)
OMXS 30 Index Futures	19	January 2024	452,345	(9,926)
S&P/TSX 60 Index Futures	18	March 2024	3,451,522	(29,053)
SPI 200 Futures	84	March 2024	10,854,477	(133,462)

				$7,327,946

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	CAD	1,650	USD	1,206	01/10/2024	$(39,091)
Bank of America, NA	EUR	8,396	USD	8,928	01/10/2024	(342,558)
Bank of America, NA	JPY	472,158	USD	3,307	01/12/2024	(44,994)
Bank of America, NA	USD	1,753	JPY	259,030	01/12/2024	86,451
Bank of America, NA	GBP	4,902	USD	6,143	01/25/2024	(105,985)
Bank of America, NA	USD	784	GBP	617	01/25/2024	2,050
Bank of America, NA	NOK	66,848	USD	6,380	02/16/2024	(206,431)
Bank of America, NA	USD	6,452	NOK	69,962	02/16/2024	441,343
Barclays Bank PLC	NZD	6,639	USD	4,079	01/11/2024	(118,168)
Barclays Bank PLC	USD	837	NZD	1,435	01/11/2024	70,094
Barclays Bank PLC	AUD	1,550	USD	1,009	01/25/2024	(47,848)
Barclays Bank PLC	USD	6,770	AUD	10,370	01/25/2024	301,050
Barclays Bank PLC	SEK	47,671	USD	4,602	02/16/2024	(132,560)
BNP Paribas SA	USD	6,874	CAD	9,315	01/10/2024	157,252
BNP Paribas SA	USD	2,111	EUR	1,916	01/10/2024	4,955
BNP Paribas SA	USD	3,996	NZD	6,858	01/11/2024	339,875
Citibank, NA	USD	544	CHF	475	01/18/2024	21,694
Deutsche Bank AG	EUR	482	USD	530	01/10/2024	(2,429)
Deutsche Bank AG	USD	7,612	EUR	6,981	01/10/2024	96,488
Deutsche Bank AG	JPY	646,744	USD	4,369	01/12/2024	(223,049)
Deutsche Bank AG	CHF	11,231	USD	12,680	01/18/2024	(692,639)
Goldman Sachs Bank USA	EUR	2,742	USD	2,940	01/10/2024	(86,974)
Goldman Sachs Bank USA	USD	6,346	CAD	8,700	01/10/2024	220,850
Goldman Sachs Bank USA	USD	2,424	JPY	355,874	01/12/2024	103,128
Goldman Sachs Bank USA	USD	12,061	GBP	9,535	01/25/2024	95,414
HSBC Bank USA	USD	2,598	EUR	2,366	01/10/2024	15,238
JPMorgan Chase Bank, NA	EUR	4,422	USD	4,737	01/10/2024	(146,329)
JPMorgan Chase Bank, NA	USD	1,677	NZD	2,695	01/11/2024	27,361
JPMorgan Chase Bank, NA	JPY	157,214	USD	1,110	01/12/2024	(6,003)
Morgan Stanley & Co., Inc.	CAD	16,737	USD	12,428	01/10/2024	(204,743)
Morgan Stanley & Co., Inc.	USD	2,392	EUR	2,254	01/10/2024	97,474
Morgan Stanley & Co., Inc.	GBP	1,564	USD	1,943	01/25/2024	(50,941)
Morgan Stanley & Co., Inc.	CHF	3,853	USD	4,459	02/15/2024	(141,840)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	USD	753	CAD	1,019	01/10/2024	$16,076
State Street Bank & Trust Co.	JPY	118,480	USD	823	01/12/2024	(18,058)
State Street Bank & Trust Co.	USD	1,018	JPY	150,321	01/12/2024	49,291
State Street Bank & Trust Co.	AUD	1,066	USD	714	01/25/2024	(12,754)
UBS AG	CAD	7,050	USD	5,121	01/10/2024	(200,128)

						$(677,438)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 41, 5 Year Index, 12/20/2028*	(5.00)%	Quarterly	3.56%	USD	13,959	$(834,186)	$(127,341)	$(706,845)

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	2,900	01/15/2025	2.565%	CPI#	Maturity	$271,077	$—	$271,077
USD	2,355	01/15/2025	2.613%	CPI#	Maturity	215,533	—	215,533
USD	4,990	01/15/2028	0.735%	CPI#	Maturity	1,062,227	—	1,062,227
USD	5,125	01/15/2030	1.572%	CPI#	Maturity	852,905	—	852,905
USD	5,125	01/15/2030	1.587%	CPI#	Maturity	845,727	—	845,727
USD	1,130	01/15/2030	1.714%	CPI#	Maturity	172,987	—	172,987
USD	1,130	01/15/2030	1.731%	CPI#	Maturity	171,171	—	171,171
USD	4,400	01/15/2031	2.782%	CPI#	Maturity	262,441	—	262,441
USD	4,150	01/15/2031	2.680%	CPI#	Maturity	289,843	—	289,843
USD	3,500	01/15/2031	2.989%	CPI#	Maturity	135,529	—	135,529

						$4,279,440	$—	$4,279,440

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	28,200	04/20/2028	1 Day SOFR	3.478%	Annual	$(456,689)	$—	$(456,689)
USD	21,000	04/30/2030	1 Day SOFR	3.075%	Annual	(785,614)	—	(785,614)
USD	5,300	04/30/2030	1 Day SOFR	3.411%	Annual	(82,079)	—	(82,079)
USD	4,600	04/30/2030	1 Day SOFR	3.500%	Annual	(43,685)	—	(43,685)
USD	4,500	04/30/2030	1 Day SOFR	3.715%	Annual	21,105	—	21,105
USD	11,500	07/31/2030	1 Day SOFR	4.616%	Annual	742,057	—	742,057

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	6,900	07/31/2030	1 Day SOFR	3.806%	Annual	$83,291	$—	$83,291
USD	6,600	07/31/2030	1 Day SOFR	3.897%	Annual	126,690	—	126,690
USD	5,300	07/31/2030	1 Day SOFR	4.016%	Annual	136,827	—	136,827
USD	8,300	11/01/2030	1 Day SOFR	4.518%	Annual	507,404	—	507,404
USD	55,400	03/31/2033	3.120%	1 Day SOFR	Annual	2,366,268	—	2,366,268

						$2,615,575	$—	$2,615,575

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2023	Notional Amount (000)			Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	45		$(5,829)	$(4,074)	$(1,755)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	160		(20,673)	(18,946)	(1,727)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	309		(39,963)	(27,488)	(12,475)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	25		(3,185)	(2,246)	(939)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	307		(39,782)	(28,093)	(11,689)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	0	**	(60)	(53)	(7)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	400		(51,861)	(34,634)	(17,227)

							$(161,353)	$(115,534)	$(45,819)

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	USD	12,000	10/23/2026	2.310%	CPI#	Maturity	$636,087	$—	$636,087
Barclays Bank PLC	USD	10,000	12/04/2027	2.170%	CPI#	Maturity	1,061,400	—	1,061,400

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	USD	10,000	10/23/2029	2.388%	CPI#	Maturity	$461,139	$—	$461,139
Barclays Bank PLC	USD	13,000	12/04/2032	2.233%	CPI#	Maturity	1,421,809	—	1,421,809
Citibank, NA	USD	10,000	07/20/2027	2.104%	CPI#	Maturity	1,151,225	—	1,151,225
Deutsche Bank AG	USD	10,000	09/04/2025	1.818%	CPI#	Maturity	1,302,716	—	1,302,716
JPMorgan Chase Bank, NA	USD	10,000	03/02/2024	2.175%	CPI#	Maturity	1,063,901	—	1,063,901
JPMorgan Chase Bank, NA	USD	17,000	07/20/2024	1.995%	CPI#	Maturity	1,983,324	—	1,983,324
JPMorgan Chase Bank, NA	USD	13,000	11/04/2026	2.015%	CPI#	Maturity	1,606,257	—	1,606,257
JPMorgan Chase Bank, NA	USD	28,000	12/27/2028	2.009%	CPI#	Maturity	3,383,275	—	3,383,275
JPMorgan Chase Bank, NA	USD	22,020	01/15/2030	3.493%	CPI#	Maturity	(72,433)	—	(72,433)

							$13,998,700	$—	$13,998,700

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank, NA	USD	12,470	10/09/2029	1.125%	SIFMA*	Quarterly	$1,067,382	$—	$1,067,382

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Pay Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
Swiss Market Index Futures	0.00%	Maturity	CHF	1,219	03/15/2024	$611

**	Notional amount less than 500.
(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At December 31, 2023, the aggregate market value of these securities amounted to $35,637,898 or 5.9% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2023.
(c)	When-Issued or delayed delivery security.
(d)	Defaulted.
(e)	Non-income producing security.
(f)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(g)	IO - Interest Only.
(h)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.

(i)	Affiliated investments.
(j)	The rate shown represents the 7-day yield as of period end.
(k)

As of December 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $78,499,336 and gross unrealized depreciation of investments was $(24,018,788), resulting in net unrealized appreciation of $54,480,548.

As of December 31, 2023, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 9.0% and 0.0%, respectively.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

USD – United States Dollar

Glossary:

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CBT – Chicago Board of Trade

CCRC – Congregate Care Retirement Center

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CMBS – Commercial Mortgage-Backed Securities

COP – Certificate of Participation

EAFE – Europe, Australia, and Far East

ETF – Exchange Traded Fund

ETM – Escrowed to Maturity

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

LIBOR – London Interbank Offered Rate

MSCI – Morgan Stanley Capital International

MUNIPSA – SIFMA Municipal Swap Index

NATL – National Interstate Corporation

OMXS – Stockholm Stock Exchange

OSF – Order of St. Francis

SOFR – Secured Overnight Financing Rate

SPDR – Standard & Poor’s Depository Receipt

SPI – Share Price Index

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

UPMC – University of Pittsburgh Medical Center

XLCA – XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay B Portfolio

December 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$428,838,411	$—	$428,838,411
Investment Companies	134,382,247	—	—	134,382,247
Commercial Mortgage-Backed Securities	—	16,391,735	—	16,391,735
Governments - Treasuries	—	7,348,948	—	7,348,948
Corporates - Investment Grade	—	5,886,376	—	5,886,376
Asset-Backed Securities	—	3,904,104	—	3,904,104
Purchased Options - Puts	—	3,046,863	—	3,046,863
Corporates - Non-Investment Grade	—	1,787,229	—	1,787,229
Collateralized Mortgage Obligations	—	445,903	—	445,903
Short-Term Investments	324,785	—	—	324,785

Total Investments in Securities	134,707,032	467,649,569	—	602,356,601
Other Financial Instruments(a):
Assets:
Futures	7,914,184	—	—	7,914,184
Forward Currency Exchange Contracts	—	2,146,084	—	2,146,084
Centrally Cleared Inflation (CPI) Swaps	—	4,279,440	—	4,279,440
Centrally Cleared Interest Rate Swaps	—	3,983,642	—	3,983,642
Inflation (CPI) Swaps	—	14,071,133	—	14,071,133
Interest Rate Swaps	—	1,067,382	—	1,067,382
Total Return Swaps	—	611	—	611

Investments in Securities:	Level 1	Level 2	Level 3	Total
Liabilities:
Futures	$(586,238)	$—	$—	$(586,238)
Forward Currency Exchange Contracts	—	(2,823,522)	—	(2,823,522)
Centrally Cleared Credit Default Swaps	—	(834,186)	—	(834,186)
Centrally Cleared Interest Rate Swaps	—	(1,368,067)	—	(1,368,067)
Credit Default Swaps	—	(161,353)	—	(161,353)
Inflation (CPI) Swaps	—	(72,433)	—	(72,433)

Total	$142,034,978	$487,938,300	$—	$629,973,278

(a)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for three months ended December 31, 2023 is as follows:

Fund	Market Value 09/30/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$0	$36,886	$36,561	$325	$41